Related Party Information - Additional Information (Detail) - USD ($) $ in Millions	Jan. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
EXOR N.V | Subsequent Event
Related Party Transaction [Line Items]
Percentage of common shares outstanding held by related parties	42.20%
IVECO-OTO MELARA Societa Consortile
Related Party Transaction [Line Items]
Pledged guarantees on commitments		$ 145	$ 160
CNH Industrial Capital Europe S.A.S.
Related Party Transaction [Line Items]
Pledged guarantees on commitments		$ 276	$ 261